3. Loans, Allowance for Loan Losses and Credit Quality (Tables)	12 Months Ended
Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Composition of net loans
December 31,	2019	2018

Commercial & industrial	$98,930,831	$80,766,693
Commercial real estate	246,282,726	235,318,148
Municipal	55,817,206	47,067,023
Residential real estate - 1st lien	158,337,296	165,665,175
Residential real estate - Jr lien	43,230,873	44,544,987
Consumer	4,390,005	5,088,491
Total loans	606,988,937	578,450,517
Deduct (add):
ALL	5,926,491	5,602,541
Deferred net loan costs	(362,415)	(363,614)
Net loans	$601,424,861	$573,211,590

Past due loans by segment

							90 Days or
							More and
December 31, 2019	30-89 Days	90 Days or More	Total Past Due	Current	Total Loans	Non-Accrual Loans	Accruing

Commercial & industrial	$68,532	$44,503	$113,035	$98,817,796	$98,930,831	$480,083	$0
Commercial real estate	1,690,307	151,723	1,842,030	244,440,696	246,282,726	1,600,827	0
Municipal	0	0	0	55,817,206	55,817,206	0	0
Residential real estate
- 1st lien	3,871,045	1,217,098	5,088,143	153,249,153	158,337,296	2,112,267	530,046
- Jr lien	331,416	147,976	479,392	42,751,481	43,230,873	240,753	112,386
Consumer	49,607	0	49,607	4,340,398	4,390,005	0	0
Totals	$6,010,907	$1,561,300	$7,572,207	$599,416,730	$606,988,937	$4,433,930	$642,432

							90 Days or
							More and
December 31, 2018	30-89 Days	90 Days or More	Total Past Due	Current	Total Loans	Non-Accrual Loans	Accruing

Commercial & industrial	$217,385	$0	$217,385	$80,549,308	$80,766,693	$84,814	$0
Commercial real estate	1,509,839	190,789	1,700,628	233,617,520	235,318,148	1,742,993	0
Municipal	0	0	0	47,067,023	47,067,023	0	0
Residential real estate
- 1st lien	4,108,319	1,371,061	5,479,380	160,185,795	165,665,175	2,026,939	622,486
- Jr lien	484,855	353,914	838,769	43,706,218	44,544,987	408,540	104,959
Consumer	43,277	1,661	44,938	5,043,553	5,088,491	0	1,661
Totals	$6,363,675	$1,917,425	$8,281,100	$570,169,417	$578,450,517	$4,263,286	$729,106

Residential mortgage loans in process of foreclosure
	Number of loans	Balance
December 31, 2019	9	$495,943
December 31, 2018	12	961,709

Changes in the allowance for loan losses
				Residential	Residential
	Commercial	Commercial		Real Estate	Real Estate
	& Industrial	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Unallocated	Total

ALL beginning balance	$697,469	$3,019,868	$0	$1,421,494	$273,445	$56,787	$133,478	$5,602,541
Charge-offs	(175,815)	(116,186)	0	(242,244)	(222,999)	(102,815)	0	(860,059)
Recoveries	10,768	50,388	0	15,776	2,200	38,710	0	117,842
Provision	304,344	227,576	0	193,538	237,038	59,111	44,560	1,066,167
ALL ending balance	$836,766	$3,181,646	$0	$1,388,564	$289,684	$51,793	$178,038	$5,926,491

ALL evaluated for impairment
Individually	$0	$0	$0	$103,836	$712	$0	$0	$104,548
Collectively	836,766	3,181,646	0	1,284,728	288,972	51,793	178,038	5,821,943
Total	$836,766	$3,181,646	$0	$1,388,564	$289,684	$51,793	$178,038	$5,926,491

Loans evaluated for impairment
Individually	$420,933	$1,699,238	$0	$4,471,902	$156,073	$0		$6,748,146
Collectively	98,509,898	244,583,488	55,817,206	153,865,394	43,074,800	4,390,005		600,240,791
Total	$98,930,831	$246,282,726	$55,817,206	$158,337,296	$43,230,873	$4,390,005		$606,988,937

As of or for the year ended December 31, 2018

				Residential	Residential
	Commercial	Commercial		Real Estate	Real Estate
	& Industrial	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Unallocated	Total

ALL beginning balance	$675,687	$2,674,029	$0	$1,460,547	$316,982	$43,303	$267,551	$5,438,099
Charge-offs	(152,860)	(124,645)	0	(251,654)	(69,173)	(143,688)	0	(742,020)
Recoveries	60,192	0	0	26,832	1,420	38,018	0	126,462
Provision (credit)	114,450	470,484	0	185,769	24,216	119,154	(134,073)	780,000
ALL ending balance	$697,469	$3,019,868	$0	$1,421,494	$273,445	$56,787	$133,478	$5,602,541

ALL evaluated for impairment
Individually	$0	$0	$0	$112,969	$1,757	$0	$0	$114,726
Collectively	697,469	3,019,868	0	1,308,525	271,688	56,787	133,478	5,487,815
Total	$697,469	$3,019,868	$0	$1,421,494	$273,445	$56,787	$133,478	$5,602,541

Loans evaluated for impairment
Individually	$60,846	$1,746,894	$0	$4,392,060	$319,321	$0		$6,519,121
Collectively	80,705,847	233,571,254	47,067,023	161,273,115	44,225,666	5,088,491		571,931,396
Total	$80,766,693	$235,318,148	$47,067,023	$165,665,175	$44,544,987	$5,088,491		$578,450,517

Impaired loans by segment
	As of December 31, 2019			2019
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Related allowance recorded
Commercial & industrial	$0	$0	$0	$32,466	$0
Commercial real estate	0	0	0	97,720	0
Residential real estate
- 1st lien	878,439	902,000	103,836	982,158	86,039
- Jr lien	6,121	6,101	712	6,869	648
Total with related allowance	884,560	908,101	104,548	1,119,213	86,687

No related allowance recorded
Commercial & industrial	420,933	445,509		307,208	6,396
Commercial real estate	1,699,772	2,031,764		1,812,836	21,591
Residential real estate
- 1st lien	3,614,960	4,273,884		3,778,822	212,883
- Jr lien	149,972	157,754		224,938	4,524
Total with no related allowance	5,885,637	6,908,911		6,123,804	245,394

Total impaired loans	$6,770,197	$7,817,012	$104,548	$7,243,017	$332,081

In the table above, recorded investment in impaired loans as of December 31, 2019 includes accrued interest receivable and deferred net loan costs of $22,051.

	As of December 31, 2018			2018
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Related allowance recorded
Commercial real estate	$0	$0	$0	$57,658	$0
Residential real estate
- 1st lien	942,365	963,367	112,969	836,326	45,139
- Jr lien	7,271	7,248	1,757	77,555	351
	949,636	970,615	114,726	971,539	45,490

No related allowance recorded
Commercial & industrial	60,846	80,894		120,924	0
Commercial real estate	1,748,323	1,975,831		1,663,794	13,131
Residential real estate
- 1st lien	3,465,117	4,082,637		3,497,772	94,313
- Jr lien	312,072	351,139		235,970	0
	5,586,358	6,490,501		5,518,460	107,444

	$6,535,994	$7,461,116	$114,726	$6,489,999	$152,934

In the table above, recorded investment in impaired loans as of December 31, 2018 includes accrued interest receivable and deferred net loan costs of $16,873.

Risk ratings
				Residential	Residential
	Commercial	Commercial		Real Estate	Real Estate
	& Industrial	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Total

Group A	$93,774,871	$233,702,063	$55,817,206	$154,770,678	$42,725,543	$4,390,005	$585,180,366
Group B	3,295,223	4,517,811	0	0	0	0	7,813,034
Group C	1,860,737	8,062,852	0	3,566,618	505,330	0	13,995,537
Total	$98,930,831	$246,282,726	$55,817,206	$158,337,296	$43,230,873	$4,390,005	$606,988,937

As of December 31, 2018

				Residential	Residential
	Commercial	Commercial		Real Estate	Real Estate
	& Industrial	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Total

Group A	$78,585,348	$226,785,919	$47,067,023	$161,293,233	$43,817,872	$5,086,830	$562,636,225
Group B	90,763	246,357	0	224,992	0	0	562,112
Group C	2,090,582	8,285,872	0	4,146,950	727,115	1,661	15,252,180
Total	$80,766,693	$235,318,148	$47,067,023	$165,665,175	$44,544,987	$5,088,491	$578,450,517

Loans modified as TDRs

Year ended December 31, 2019

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial & industrial	6	$371,358	$372,259
Commercial real estate	1	19,266	21,628
Residential real estate
- 1st lien	6	755,476	798,800
- Jr lien	1	55,557	57,415
	14	$1,201,657	$1,250,102

Year ended December 31, 2018

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial real estate	1	$406,920	$406,920
Residential real estate - 1st lien	10	1,031,330	1,142,089
	11	$1,438,250	$1,549,009

TDRs payment default

Year ended December 31, 2019

	Number of	Recorded
	Contracts	Investment

Commercial & industrial	2	$27,818
Residential real estate - 1st lien	1	227,907
Residential real estate - Jr lien	1	55,010
	4	$310,735

Year ended December 31, 2018

	Number of	Recorded
	Contracts	Investment

Commercial real estate	1	$400,646
Residential real estate - 1st lien	3	518,212
	4	$918,858

Specific allowances
	2019	2018

Specific Allowance	$104,548	$114,726